Expense Example - Eaton Vance Growth Trust	Sep. 30, 2025 USD ($)
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 624
Expense Example, with Redemption, 3 Years	833
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	1,707
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,886
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Eaton Vance Atlanta Capital Focused Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	626
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	1,750
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	1,926
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,001
Eaton Vance Atlanta Capital Select Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,110
Expense Example, with Redemption, 10 Years	1,817
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,995
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002